Income Taxes - Schedule of Unrecognized Tax Losses, Deductible Temporary Differences, and Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Unrecognized Tax Losses Deductible Temporary Differences And Tax Credits [Abstract]
Non-capital losses	$ 90,200	$ 82,645
Mineral properties, plant and equipment, exploration and evaluation	114	301
Share issuance costs	3,657	1,799
Unrecognized tax losses, deductible temporary differences, and tax credits	$ 93,971	$ 84,745